COMMITMENTS, CONTINGENCIES AND LITIGATION - Capital Leases (Detail Textuals 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitment Contingencies and Litigation [Line Items]
Rent expense	$ 21,600,000	$ 21,300,000	$ 23,800,000
Other current liabilities
Commitment Contingencies and Litigation [Line Items]
Asset retirement obligation	200,000	0
Other long-term liabilities
Commitment Contingencies and Litigation [Line Items]
Asset retirement obligation	2,600,000	$ 2,500,000
General and administrative
Commitment Contingencies and Litigation [Line Items]
Litigation expense	$ 400,000
Minimum
Commitment Contingencies and Litigation [Line Items]
Initial lease terms	3 years
Maximum
Commitment Contingencies and Litigation [Line Items]
Initial lease terms	25 years